DISCONTINUED OPERATION (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Assets:
Cash and cash equivalents	$ 2,095
Accounts receivable	8,909
Other accounts receivable and prepaid expenses	444
Inventories	168
Severance pay fund	5,446
Property and equipment	6,117
Goodwill	15,365
Intangible assets	373
Deferred tax asset	57
Assets of discontinued operation	38,974
Liabilities:
Short-term bank credit and current maturities of long-term bank loans	84
Trade Payables	7,127
Other accounts payable and accrued expenses	7,931
Long term loans from banks	180
Accrued severance pay	5,783
Liabilities of discontinued operation	21,105
Net assets/liabilities of discontinued operation	$ 17,869